UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 14,283	$ (5,238)	$ (18,938)	$ (18,525)
Other comprehensive loss	0	0	0	0
Comprehensive income/(loss)	14,283	(5,238)	(18,938)	(18,525)
Comprehensive income/(loss) attributable to:
Golar LNG Partners LP Owners	14,264	(5,516)	(18,880)	(20,514)
Non-controlling interests	$ 19	$ 278	$ (58)	$ 1,989